SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax loss carry forwards	$ 83,203	$ 76,895
Total deferred tax assets, gross	83,203	76,895
Valuation allowance	(83,203)	(76,895)
Total deferred tax assets, net